Income Taxes Components of Net Deferred Tax Liability (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Net Deferred Income Tax [Abstract]
Deferred Tax Liabilities, Net	$ (3,984)	$ (3,696)	$ (214)
Valuation allowance	74	94
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	217	270
Increase in Tax Liability Attributable to Southern Union	0	(1,428)
Increase in Tax Liability Attributable to Sunoco Acquisition	0	(1,989)
Deferred Income Tax Liability as a Result of SUGS Contribution to Regency	(115)	0
Noncurrent asset	(124)	(62)
Deferred Tax Liabilities, Other	$ (49)	$ (3)